UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21212

Nuveen California AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
August 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen California Quality Municipal Income Fund
NAC
Nuveen California AMT-Free Quality Municipal Income Fund
NKX
Nuveen California Municipal Value Fund
NCA
Nuveen California Select Tax-Free Income Portfolio
NXC

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Funds’ Benchmarks 8
Performance Overview and Holdings Summaries 9
Shareholder Meeting Report 17
Portfolios of Investments 18
Statement of Assets and Liabilities 55
Statement of Operations 56
Statement of Changes in Net Assets 57
Statement of Cash Flows 59
Financial Highlights 60
Notes to Financial Statements 65
Risk Considerations 77
Additional Fund Information 78
Glossary of Terms Used in this Report 79
Annual Investment Management Agreement Approval Process 80

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1%
in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of September 2023, pausing briefly in June 2023 and again in September 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and a partial government shutdown at the end of September 2023, but funding will need to be renegotiated again in November 2023.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 23, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s February 28, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update
Effective October 13, 2023, Kristen DeJong has been added as a portfolio manager. Scott Romans continues to serve as a portfolio manager of the Funds.
Updated Distribution Policy for NAC and NKX
On October 23, 2023, the Funds’ Board of Trustees (the “Board”) updated the distribution policy for NAC and NKX. Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share will erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are higher than prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
NAC and NKX’s use of leverage detracted from relative performance over this reporting period.
As of August 31, 2023 , the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ REGULATORY LEVERAGE
As of August 31, 2023 , the following Funds have issued and outstanding preferred shares as shown in the accompanying table. As mentioned previously, NCA and NXC do not use regulatory leverage.
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode,
MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NAC NKX NCA NXC
Effective Leverage
*
40.80% 41.47% 0.00% 0.00%
Regulatory Leverage
*
40.80% 39.52% 0.00% 0.00%
Variable Rate
Preferred*
Variable Rate
Remarketed
Preferred**
Fund
Shares Issued
at Liquidation
Preference
Shares Issued
at Liquidation
Preference Total
NAC $729,900,000 $497,900,000 $1,227,800,000
NKX   $ - $397,100,000 $397,100,000

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of August 31, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY
During the current reporting period, NXC were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAC NKX NCA NXC
March $0.0360 $0.0415 $0.0290 $0.0435
April 0.0360 0.0415 0.0290 0.0435
May 0.0360 0.0415 0.0290 0.0435
June 0.0360 0.0415 0.0290 0.0435
July 0.0360 0.0415 0.0290 0.0435
August 0.0360 0.0415 0.0290 0.0435
Total Distributions from Net Investment Income $0.2160 $0.2490 $0.1740 $0.2610
Yields
NAC NKX NCA NXC
Market Yield
1
4.15% 4.50% 3.95% 4.06%
Taxable-Equivalent Yield
1
9.04% 9.80% 8.61% 8.85%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 54.1%. Your actual combined federal and state income tax rate may differ from the assumed rate. The
Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Refer to Notes to Financial Statements for further details of Shelf Offerings and each Fund’s respective transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of August 31, 2023,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of August 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NXC*
Maximum aggregate offering 1,300,000
* Represents additional authorized shares for the period August 4, 2023 through August 31, 2023.
NAC NKX NCA NXC
Common shares cumulatively repurchased and retired 370,000 230,000 - -
Common shares authorized for repurchase 14,470,000 4,750,000 3,310,000 635,000
NAC NKX NCA NXC
Common share NAV $12.31 $12.79 $9.13 $13.60
Common share price $10.40 $11.06 $8.81 $12.85
Premium/(Discount) to NAV (15.52)% (13.53)% (3.50)% (5.51)%
Average premium/(discount) to NAV (14.69)% (12.96)% (6.30)% (4.30)%

About the Funds’ Benchmarks
S&P Municipal Bond California Index:
An index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen California Quality Municipal Income
Fund
Performance Overview and Holdings Summaries August 31, 2023

NAC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAC at Common Share NAV 5/26/99 0.02% (1.81)% (0.10)% 4.09%
NAC at Common Share Price 5/26/99 (2.39)% (10.52)% (0.73)% 3.57%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond California Index — 1.21% 1.93% 1.42% 3.09%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 166 .7%
Other Assets & Liabilities, Net 2.1%
MFP Shares, Net ( 18 .0 ) %
VRDP Shares, Net ( 50 .8 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 10.1%
AAA 6.6%
AA 38.9%
A 19.7%
BBB 7.7%
BB or Lower 3.1%
N/R (not rated) 13.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 16.8%
Health Care 15.4%
Utilities 15.0%
Transportation 13.2%
Tax Obligation/Limited 11.9%
U.S. Guaranteed 11.8%
Housing/Multifamily 10.4%
Other 5.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 95.2%
Puerto Rico 4.1%
Guam 0.7%
Virgin Islands 0.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California AMT-Free Quality Municipal
Income Fund
Performance Overview and Holdings Summaries August 31, 2023

NKX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NKX at Common Share NAV 11/21/02 0.35% (2.08)% 0.46% 4.43%
NKX at Common Share Price 11/21/02 (3.54)% (14.05)% 0.52% 4.27%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond California Index — 1.21% 1.93% 1.42% 3.09%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 165.7%
Short-Term Municipal Bonds 3.8%
Other Assets & Liabilities, Net 1.1%
Floating Rate Obligations (5.5)%
MFP Shares, Net (23 .0)%
VRDP Shares, Net (42.1)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 13.5%
AAA 4.1%
AA 39.8%
A 16.2%
BBB 7.7%
BB or Lower 3.4%
N/R (not rated) 15.3%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 20.4%
Health Care 16.6%
Tax Obligation/Limited 14.5%
U.S. Guaranteed 13.8%
Utilities 13.1%
Housing/Multifamily 10.3%
Transportation 6.8%
Other 4.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 92.8%
Puerto Rico 5.5%
Guam 1.1%
Virgin Islands 0.5%
New York 0.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California Municipal Value Fund
Performance Overview and Holdings Summaries August 31, 2023

NCA
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NCA at Common Share NAV 10/07/87 0.90% 0.89% 0.96% 3.32%
NCA at Common Share Price 10/07/87 3.05% 1.35% 1.45% 3.53%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond California Index — 1.21% 1.93% 1.42% 3.09%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 97 .2%
Other Assets & Liabilities, Net 2.8%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.2%
AAA 10.0%
AA 44.3%
A 20.2%
BBB 6.2%
BB or Lower 2.4%
N/R (not rated) 11.7%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 22.1%
Tax Obligation/General 20.4%
Transportation 18.0%
Tax Obligation/Limited 10.6%
Health Care 10.0%
Housing/Multifamily 9.2%
U.S. Guaranteed 6.3%
Other 3.4%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 96.9%
Puerto Rico 3.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California Select Tax-Free Income Port-
folio
Performance Overview and Holdings Summaries August 31, 2023

NXC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NXC at Common Share NAV 6/19/92 1.09% 1.44% 1.47% 3.70%
NXC at Common Share Price 6/19/92 (5.64)% (2.07)% 1.77% 3.88%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond California Index — 1.21% 1.93% 1.42% 3.09%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 97 .6%
Other Assets & Liabilities, Net 2.4%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 10.8%
AAA 11.4%
AA 40.3%
A 20.1%
BBB 4.5%
BB or Lower 2.1%
N/R (not rated) 10.8%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 21.7%
Tax Obligation/General 20.5%
Tax Obligation/Limited 13.7%
Transportation 12.1%
Health Care 11.7%
U.S. Guaranteed 10.8%
Housing/Multifamily 8.8%
Other 0.7%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 97.8%
Puerto Rico 2.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Shareholder Meeting Report

The annual meeting of shareholders was held on August 9, 2023 for NXC; at this meeting the shareholders were asked to elect
Board members.
NXC
Common
Shares
Approval of the Board Members was reached as follows:
Amy B.R. Lancellotta
For 4,952,512
Withhold 94,570
Total 5,047,082
John K. Nelson
For 4,931,335
Withhold 115,747
Total 5,047,082
Terence J. Toth
For 4,905,755
Withhold 141,327
Total 5,047,082
Robert L. Young
For 4,883,564
Withhold 163,518
Total 5,047,082

Nuveen California Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 166.7% (100.0% of Total Investments)
X
2,970,706,430 MUNICIPAL BONDS - 166.7%  (100.0% of Total Investments)
X 2,970,706,430
Consumer Staples - 1.1% (0.7% of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
9/23 at 100.00 $ 917,960
2,575 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 2,335,937
2,120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 2,142,536
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
9/23 at 24.76 6,047,250
44,035 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 4,378,840
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007B, 0.000%, 6/01/47
10/23 at 25.58 4,552,590
Total Consumer Staples 20,375,113
Education and Civic Organizations - 7.6% (4.5% of Total Investments)
6,995 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 6,358,105
5,725 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2016U-7, 5.000%, 6/01/46
No Opt. Call 6,525,126
4,385 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,609,205
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
800 4.000%, 11/01/36, 144A 11/26 at 100.00 679,904
1,000 4.500%, 11/01/46, 144A 11/26 at 100.00 810,300
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,210 5.000%, 10/01/39, 144A 10/27 at 100.00 1,150,892
2,980 5.000%, 10/01/57, 144A 10/27 at 100.00 2,599,692
1,000 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 913,540
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
3,500 5.000%, 12/31/43, (AMT) 6/28 at 100.00 3,501,890
1,650 4.000%, 12/31/47, (AMT) 6/28 at 100.00 1,407,334
4,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,951,320
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 964,100
1,550 California School Finance Authority, Charter School Revenue Bonds,
Camino Nuevo Charter Academy Sustainability Series 2023A, 5.250%,
6/01/53, 144A
6/31 at 100.00 1,480,266
300 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A
No Opt. Call 296,043
1,100 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools ? Obligated Group, Series 2023A, 5.375%, 5/01/63,
144A
6/31 at 100.00 1,053,855

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,615 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 $ 1,598,882
2,150 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 2,120,179
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C:
5,995 5.000%, 7/01/46, 144A 7/25 at 101.00 5,911,850
8,340 5.250%, 7/01/52, 144A 7/25 at 101.00 8,350,675
800 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 817,672
5,140 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 5,266,907
10,440 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 11,095,528
University of California, General Revenue Bonds, Limited
Project Series 2018O:
8,500 5.000%, 5/15/43 5/28 at 100.00 9,033,800
10,390 4.000%, 5/15/48 5/28 at 100.00 10,160,693
17,150 5.000%, 5/15/48 5/28 at 100.00 18,046,430
University of California, General Revenue Bonds, Series
2018AZ:
3,930 5.000%, 5/15/38 5/28 at 100.00 4,223,060
6,775 5.000%, 5/15/48 5/28 at 100.00 7,141,053
15,385 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 15,174,995
Total Education and Civic Organizations 135,243,296
Financials - 0.0% (0.0% of Total Investments)
1,305 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54 (c)
No Opt. Call 269,685
Total Financials 269,685
Health Care - 25.6% (15.4% of Total Investments)
9,345 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43
10/23 at 100.00 9,347,243
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
6,365 4.000%, 11/15/41 11/26 at 100.00 6,268,252
19,795 5.000%, 11/15/46 11/26 at 100.00 20,245,732
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A:
20,215 4.000%, 11/15/48 11/27 at 100.00 19,216,379
13,110 5.000%, 11/15/48 11/27 at 100.00 13,405,630
5,890 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/38
11/27 at 100.00 6,152,812
7,960 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 7,462,182
7,810 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2013A, 4.000%, 3/01/43
9/23 at 100.00 7,065,707
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 15,004,800
7,400 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 7,405,698
California Health Facilities Financing Authority, Revenue
Bonds, City of Hope National Medical Center, Series 2019:
16,625 4.000%, 11/15/45 11/29 at 100.00 15,195,084
30,630 5.000%, 11/15/49 11/26 at 100.00 30,888,517

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
$ 31,810 4.000%, 4/01/44 4/30 at 100.00 $ 28,982,091
10,855 4.000%, 4/01/45 4/30 at 100.00 9,814,983
2,815 4.000%, 4/01/49 4/30 at 100.00 2,481,535
24,625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51
5/32 at 100.00 22,901,004
6,105 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 6,166,844
2,230 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A, 5.000%,
10/01/38
10/24 at 100.00 2,250,293
16,375 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 16,429,201
26,330 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 23,727,543
16,185 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 14,733,367
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
3,095 5.000%, 7/01/42 7/27 at 100.00 3,107,597
685 5.000%, 7/01/47 7/27 at 100.00 682,376
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
7,210 5.250%, 11/01/36 11/26 at 100.00 7,181,160
6,040 5.250%, 11/01/41 11/26 at 100.00 5,729,121
9,335 5.000%, 11/01/47 11/26 at 100.00 8,133,026
6,770 5.250%, 11/01/47 11/26 at 100.00 6,176,474
5,330 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 5,693,932
12,485 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 12,097,965
14,550 California Public Finance Authority, Revenue Bonds, Hoag Memorial
Hospital Presbyterian, Fixed Period Series 2022A, 4.000%, 7/15/51
7/32 at 100.00 13,545,322
5,310 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 5,336,019
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 1,008,870
1,200 5.250%, 12/01/44 12/24 at 100.00 1,190,364
2,375 5.500%, 12/01/54 12/24 at 100.00 2,371,105
43,280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 42,341,257
16,445 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 16,456,676
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 2,401,139
3,000 5.000%, 3/01/45 3/26 at 100.00 3,013,230
6,465 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 4.000%, 8/15/51
8/26 at 100.00 5,788,050
2,475 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 2,650,354

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
$ 152 5.750%, 7/01/24 (d),(e) 10/23 at 100.00 $ 152,439
166 5.750%, 7/01/30 (d),(e) 10/23 at 100.00 166,304
116 5.750%, 7/01/35 (d),(e) 10/23 at 100.00 116,420
157 5.500%, 7/01/39 (d),(e) 10/23 at 100.00 156,960
6,200 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
10/23 at 100.00 6,364,610
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,250 5.000%, 11/01/36 11/26 at 100.00 6,323,750
4,500 4.000%, 11/01/39 11/26 at 100.00 3,968,460
9,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 9,629,460
Total Health Care 456,927,337
Housing/Multifamily - 17.3% (10.4% of Total Investments)
23,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 14,533,798
22,070 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 17,213,717
6,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 5,114,250
23,610 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 18,620,499
6,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 5,074,606
660 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 492,492
2,090 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 1,895,379
1,385 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 1,270,557
7,575 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 6,255,435
22,500 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 21,724,873
13,618 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 12,529,515
5,095 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36 2021 1
No Opt. Call 4,547,400
3,343 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 3,262,114
17,806 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 17,318,441
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
1,680 5.250%, 8/15/39 8/24 at 100.00 1,691,928
2,150 5.250%, 8/15/49 8/24 at 100.00 2,161,567
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Refunding Series 2023A:
1,465 5.500%, 7/01/50, 144A 7/33 at 105.00 1,438,674
1,000 6.000%, 7/01/53, 144A 7/33 at 105.00 1,011,660

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 23,750 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 $ 16,778,900
8,060 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 5,945,701
3,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 2,573,506
11,510 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 7,823,002
1,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,280,987
12,910 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 10,545,533
20,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 15,049,870
23,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 18,429,258
5,095 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 4,308,587
7,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 4,759,169
3,750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 2,525,062
3,565 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 2,724,266
21,695 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 15,438,162
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
2,215 3.000%, 7/01/43, 144A 7/32 at 100.00 1,636,686
9,645 3.125%, 7/01/56, 144A 7/32 at 100.00 6,266,453
7,345 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 5,310,362
450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 315,301
12,105 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 8,934,216
4,020 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 2,814,884
8,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 5,760,345
2,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 1,620,442
5,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 4,007,214

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 20,760 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 $ 13,029,184
21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 13,807,959
Total Housing/Multifamily 307,841,954
Long-Term Care - 0.5% (0.3% of Total Investments)
6,120 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Refunding Series 2019, 4.000%, 10/01/37
10/26 at 100.00 5,862,899
California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project,
Insured Refunding Series 2023A:
1,900 4.000%, 4/01/43 4/30 at 100.00 1,878,359
1,000 4.125%, 4/01/53 4/30 at 100.00 979,160
Total Long-Term Care 8,720,418
Tax Obligation/General - 28.0% (16.8% of Total Investments)
4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call 3,857,453
4,420 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 4,640,470
California State, General Obligation Bonds, Refunding
Various Purpose Series 2016:
4,600 5.000%, 8/01/33 8/26 at 100.00 4,831,978
8,000 5.000%, 9/01/37 9/26 at 100.00 8,368,480
3,570 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021. Forward Delivery, 5.000%, 9/01/41
9/31 at 100.00 3,917,361
50 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 10/23 at 100.00 50,091
California State, General Obligation Bonds, Series 2014:
9,320 5.000%, 12/01/43 12/23 at 100.00 9,350,383
California State, General Obligation Bonds, Various Purpose
Refunding Series 2015:
6,700 5.000%, 8/01/32 2/25 at 100.00 6,867,969
11,000 5.000%, 8/01/34 8/25 at 100.00 11,352,660
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/36
9/26 at 100.00 5,238,750
7,240 California State, General Obligation Bonds, Various Purpose Series 2013,
5.000%, 11/01/43
11/23 at 100.00 7,255,204
California State, General Obligation Bonds, Various Purpose
Series 2014:
24,970 5.000%, 5/01/32 5/24 at 100.00 25,269,390
8,910 5.000%, 10/01/39 10/24 at 100.00 9,027,167
7,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 8,175,924
9,500 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 9,796,020
5,000 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 5,294,250
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,750,512
2,650 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 -
NPFG Insured
No Opt. Call 2,720,172
5,400 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 5,227,524
7,860 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 3.000%,
8/01/44 - BAM Insured
8/28 at 100.00 6,328,636
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 4,824,500

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 12,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 $ 11,981,250
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 17,839,920
6,185 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 6,030,994
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007,
5.000%, 8/01/26 - AGM Insured
No Opt. Call 5,429,336
3,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 2,898,810
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM
Insured
8/27 at 100.00 5,174,391
5,630 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (f)
No Opt. Call 4,304,642
4,140 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 4,091,148
1,285 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/40
7/30 at 100.00 1,285,321
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 3,037,411
Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 9,792,300
7,500 4.000%, 8/01/45 8/25 at 100.00 7,188,975
4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call 3,578,275
6,950 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 6,715,576
10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call 9,405,919
1,815 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (f)
8/37 at 100.00 1,248,303
10,330 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/35
No Opt. Call 6,272,169
5,000 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 5,963,900
7,350 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 7,133,984
16,736 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 14,472,456
28,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call 10,208,800
7,500 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.250%,
8/01/52
2/32 at 100.00 7,454,475
9,760 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 9,117,499
21,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call 5,567,730
1,220 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51 (f)
9/41 at 100.00 828,246
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call 4,309,338

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 810 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call $ 827,042
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2002, Series 2004, 0.000%,
8/01/25 - FGIC Insured
No Opt. Call 3,910,806
5,530 Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured (f)
8/37 at 100.00 5,721,172
26,000 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (f)
No Opt. Call 20,235,540
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B:
4,740 5.500%, 8/01/38 8/24 at 100.00 4,818,542
4,830 5.500%, 8/01/40 8/24 at 100.00 4,903,754
20,510 5.000%, 8/01/43 8/24 at 100.00 20,674,695
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 4,425,203
3,500 5.500%, 8/01/40 8/24 at 100.00 3,553,445
8,410 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 7,514,419
140,160 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (f)
No Opt. Call 106,309,958
Total Tax Obligation/General 498,370,638
Tax Obligation/Limited - 19.9% (11.9% of Total Investments)
1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,704,581
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
10/23 at 100.00 1,660,412
745 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.500%, 10/01/23 - RAAI Insured
9/23 at 100.00 746,475
1,200 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 1,276,104
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Series
2013G:
10,690 5.250%, 9/01/30 10/23 at 100.00 10,708,707
18,135 5.250%, 9/01/32 10/23 at 100.00 18,164,016
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Various
Correctional Facilities Series 2013F:
8,685 5.250%, 9/01/31 10/23 at 100.00 8,699,765
1,450 5.250%, 9/01/33 10/23 at 100.00 1,452,218
10,525 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 10,674,981
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 17,664,101
9,950 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 9,967,114
13,520 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 13,712,660

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 545 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 $ 566,211
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
9,000 5.000%, 11/15/29 11/25 at 100.00 9,086,760
11,000 5.000%, 11/15/39 11/25 at 100.00 10,760,310
Jurupa Public Financing Authority, California, Special Tax
Revenue Bonds, Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 538,687
1,900 5.000%, 9/01/30 9/24 at 100.00 1,930,400
1,220 5.000%, 9/01/31 9/24 at 100.00 1,238,922
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 2,012,927
810 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 817,808
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,006,240
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior
Series 2016A:
5,125 5.000%, 6/01/36 6/26 at 100.00 5,354,805
5,620 5.000%, 6/01/37 6/26 at 100.00 5,858,569
10,455 5.000%, 6/01/38 6/26 at 100.00 10,889,614
20,735 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 22,028,864
3,995 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 4,189,716
8,945 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2021A,
5.000%, 7/01/42
7/31 at 100.00 9,830,197
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 2,126,300
1,835 Modesto, California, Special Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 1,862,543
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
10/23 at 100.00 1,003,000
6,815 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 7,052,843
6,055 Orange County Local Transportation Authority, California, Measure M2
Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/41
2/29 at 100.00 6,518,389
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 3,046,670
91,462 5.000%, 7/01/58 7/28 at 100.00 88,754,725
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
43 4.536%, 7/01/53 7/28 at 100.00 38,917
8,185 4.784%, 7/01/58 7/28 at 100.00 7,672,537
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014, 5.000%, 9/01/30
9/24 at 100.00 3,558,835
815 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 796,133
5,000 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/38
12/27 at 100.00 5,291,650

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Riverside County, California, Special Tax Bonds, Community
Facilities District 04-2 Lake Hill Crest, Series 2012:
$ 990 5.000%, 9/01/29 3/24 at 100.00 $ 996,099
2,615 5.000%, 9/01/35 3/24 at 100.00 2,627,421
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 10/23 at 100.00 555,433
710 5.000%, 9/01/42 10/23 at 100.00 710,121
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
385 5.000%, 9/01/31 9/25 at 100.00 393,305
575 5.000%, 9/01/37 9/25 at 100.00 582,078
4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A, 0.000%, 12/01/31 - FGIC Insured
No Opt. Call 3,087,667
San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008:
840 7.750%, 8/01/28 10/23 at 100.00 842,797
1,325 8.000%, 8/01/38 10/23 at 100.00 1,329,571
615 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 622,091
255 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
10/23 at 100.00 256,851
1,775 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 1,782,402
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 5,132,300
785 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/23 at 100.00 786,774
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37
9/25 at 103.00 2,568,000
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
960 5.500%, 9/01/27, 144A No Opt. Call 993,859
1,435 5.750%, 9/01/32, 144A 9/27 at 100.00 1,530,442
5,520 6.250%, 9/01/47, 144A 9/27 at 100.00 5,736,936
1,350 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2002-1 Improvement
Area 1, Series 2012, 5.000%, 9/01/33
10/23 at 100.00 1,351,040
Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A:
4,125 5.000%, 10/01/45 4/30 at 100.00 4,167,240
7,285 5.000%, 10/01/49 4/30 at 100.00 7,314,286
1,620 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 1,620,632
Total Tax Obligation/Limited 355,251,051
Transportation - 22.0% (13.2% of Total Investments)
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 10,064,200
7,775 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call 7,678,668
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 1,225,032

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
$ 1,000 5.000%, 5/15/44 5/29 at 100.00 $ 1,062,340
7,500 5.000%, 5/15/49 5/29 at 100.00 7,916,475
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
3,730 4.000%, 5/15/41, (AMT) 5/32 at 100.00 3,570,617
4,000 3.250%, 5/15/49, (AMT) 5/32 at 100.00 3,002,280
13,625 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private
Activity Series 2021A, 5.000%, 5/15/51, (AMT)
5/31 at 100.00 13,995,600
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series 2021B,
5.000%, 5/15/45
5/31 at 100.00 3,251,460
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015D:
2,600 5.000%, 5/15/31, (AMT) 5/25 at 100.00 2,652,416
2,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 2,030,140
24,920 5.000%, 5/15/41, (AMT) 5/25 at 100.00 25,160,478
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series
2022H:
4,850 5.000%, 5/15/42, (AMT) 11/31 at 100.00 5,061,654
5,080 5.000%, 5/15/52, (AMT) 11/31 at 100.00 5,221,376
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
1,000 5.000%, 5/15/34, (AMT) 5/26 at 100.00 1,032,470
24,405 5.000%, 5/15/46, (AMT) 5/26 at 100.00 24,683,217
3,310 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 3,369,514
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 5,116,500
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 5,823,424
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
945 5.000%, 5/15/37, (AMT) 11/31 at 100.00 1,009,969
22,230 5.000%, 5/15/46, (AMT) 11/31 at 100.00 23,009,384
4,160 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 4,321,491
1,865 Los Angeles Harbors Department, California, Revenue Bonds, Series
2014C, 5.000%, 8/01/36
8/24 at 100.00 1,887,548
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 4,318,539
7,750 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 7,219,280
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Refunding Subordinate Series
2019A:
3,600 5.000%, 7/01/34 7/29 at 100.00 3,982,716
1,250 5.000%, 7/01/36 7/29 at 100.00 1,366,175
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,602,560

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 25,270 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 $ 26,105,173
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Refunding
Second Series 2019A:
3,040 5.000%, 5/01/38, (AMT) 5/29 at 100.00 3,169,656
2,000 5.000%, 5/01/44, (AMT) 5/29 at 100.00 2,055,060
42,645 5.000%, 5/01/49, (AMT) 5/29 at 100.00 43,553,765
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 9,225,720
22,835 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 22,972,695
10,910 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 11,076,596
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
23,845 5.000%, 5/01/43, (AMT) 5/28 at 100.00 24,273,733
18,100 5.000%, 5/01/48, (AMT) 5/28 at 100.00 18,293,489
10,500 5.250%, 5/01/48, (AMT) 5/28 at 100.00 10,791,375
4,900 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/40,
(AMT)
5/29 at 100.00 5,078,360
7,510 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 7,850,879
16,936 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 15,730,496
6,250 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 6,302,187
Total Transportation 391,114,707
U.S. Guaranteed - 19.7% (11.8% of Total Investments) (g)
18,400 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 19,890,768
9,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49, (Pre-
refunded 4/01/29)
4/29 at 100.00 10,635,345
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 1,333,522
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
12,880 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 13,701,229
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 16,964,512
21,255 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 22,555,381
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/38, (Pre-refunded 10/01/23)
10/23 at 100.00 1,001,130
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 19,935,570
California State, General Obligation Bonds, Series 2014:
925 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 928,839
5,500 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%,
11/15/44, (Pre-refunded 11/15/24) - AGM Insured
11/24 at 100.00 5,629,250

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
$ 2,670 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 $ 2,712,987
7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-
refunded 2/01/26)
2/26 at 100.00 7,872,450
20,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 20,962,923
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
45,735 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 46,179,544
45,725 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 46,205,113
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,852,990
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,511,377
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 89,357,601
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
55 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 60,683
70 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 77,233
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call 6,415,123
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) -
NPFG Insured
8/32 at 100.00 1,057,637
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call 2,139,500
1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%,
8/01/37 - FGIC Insured, (ETM)
10/23 at 100.00 1,522,123
4,250 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 4,512,140
5,000 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44, (Pre-refunded
4/01/24)
4/24 at 100.00 5,057,550
1,600 Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue
Bonds, Series 2015, 5.000%, 8/01/45, (Pre-refunded 8/01/25)
8/25 at 100.00 1,661,936
Total U.S. Guaranteed 351,734,456
Utilities - 25.0% (15.0% of Total Investments)
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 9,788,800
5,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/48
4/28 at 100.00 5,257,800
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
3,925 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 3,924,411
69,535 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 67,889,107
85 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
10/23 at 100.00 85,133

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
$ 5,000 5.000%, 6/01/42 6/27 at 100.00 $ 5,234,150
2,200 5.000%, 6/01/45 6/27 at 100.00 2,296,734
10,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 10,067,200
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call 14,708,287
7,610 5.500%, 11/15/37 No Opt. Call 8,126,262
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 4,015,040
24,070 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 24,287,352
10,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 10,241,700
44,455 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 46,030,041
12,870 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 13,689,433
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 9,476,504
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2020B:
8,960 5.000%, 7/01/40 7/30 at 100.00 9,849,818
26,625 5.000%, 7/01/50 7/30 at 100.00 28,249,657
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2022A:
4,000 5.000%, 7/01/46 7/31 at 100.00 4,297,160
5,105 5.000%, 7/01/51 7/31 at 100.00 5,450,608
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2022C:
3,000 5.000%, 7/01/39 1/32 at 100.00 3,373,530
2,325 5.000%, 7/01/41 1/32 at 100.00 2,576,844
10,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 10,719,200
6,770 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 6,933,631
43,615 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 45,319,038
6,650 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 6,969,532
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,000 5.000%, 7/01/36 7/30 at 100.00 2,245,900
3,000 5.000%, 7/01/38 7/30 at 100.00 3,333,870
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 5,311,900
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 9/23 at 100.00 1,245,909
6,840 5.000%, 6/01/35 9/23 at 100.00 6,844,651
5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 5,544,786
6,500 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 7,028,450
7,525 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 5,883,647
6,970 Public Facilities Financing Authority of the City of San Diego, California,
Subordinated Sewer Revenue Bonds, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 7,506,829

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 4,415 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 $ 4,242,373
2,950 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 3,144,110
18,180 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 19,464,599
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 4,183,920
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 2,737,504
Southern California Public Power Authority, California,
Revenue Bonds, Apex Power Project Series 2014A:
1,565 5.000%, 7/01/35 7/24 at 100.00 1,582,810
1,500 5.000%, 7/01/38 7/24 at 100.00 1,513,665
4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call 4,185,880
Total Utilities 444,857,775
Total Municipal Bonds
(cost $3,011,305,404) 2,970,706,430
Total Long-Term Investments
(cost $3,011,305,404) 2,970,706,430
MFP Shares, Net - (18.0)% (h) (319,873,569)
VRDP Shares, Net - (50.8)% (i) (905,331,235)
Other Assets & Liabilities, Net - 2.1% 36,223,958
Net Assets Applicable to Common Shares - 100% $ 1,781,725,584
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) MFP Shares, Net as a percentage of Total Investments is 10.8%.
(i) VRDP Shares, Net as a percentage of Total Investments is 30.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen California AMT-Free Quality Municipal
Income Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.7% (97.8% of Total Investments)
X
1,006,881,020 MUNICIPAL BONDS - 165.7%  (97.8% of Total Investments)
X 1,006,881,020
Consumer Staples - 0.3% (0.2% of Total Investments)
$ 235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 213,183
14,700 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 1,461,768
Total Consumer Staples 1,674,951
Education and Civic Organizations - 6.9% (4.1% of Total Investments)
1,515 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 1,592,462
700 California Enterprise Development Authority, Charter School Revenue
Bonds, Academy for Academic Excellence Project, Series 2020A,
5.000%, 7/01/50, 144A
7/27 at 100.00 637,476
1,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 951,150
995 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 908,972
1,560 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.875%, 1/01/42, 144A
10/23 at 100.00 1,477,180
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 964,100
1,000 California School Finance Authority, Charter School Revenue Bonds,
Camino Nuevo Charter Academy Sustainability Series 2023A, 5.000%,
6/01/43, 144A
6/31 at 100.00 953,420
555 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools ? Obligated Group, Series 2023A, 5.125%, 6/01/53,
144A
6/31 at 100.00 526,168
635 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 628,663
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 739,597
4,925 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46, 144A
7/25 at 101.00 4,856,690
280 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 5.750%, 7/01/41, 144A
7/26 at 100.00 286,339
8,290 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 8,494,680
7,710 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 8,050,705
10,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 10,628,000
Total Education and Civic Organizations 41,695,602
Health Care - 28.1% (16.6% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
13,295 4.000%, 11/15/41 11/26 at 100.00 13,092,916
15,875 5.000%, 11/15/46 11/26 at 100.00 16,236,474

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
August 31, 2023

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48
11/27 at 100.00 $ 9,506,000
5,375 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 5,038,848
7,760 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 7,545,979
12,165 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 12,174,367
1,000 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 5.000%, 11/15/35
10/23 at 100.00 998,500
2,930 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 2,677,991
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
3,390 4.000%, 4/01/44 4/30 at 100.00 3,088,629
1,055 4.000%, 4/01/49 4/30 at 100.00 930,025
7,500 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/46
5/32 at 100.00 7,128,525
2,520 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 2,545,528
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
795 5.000%, 10/01/38 10/24 at 100.00 802,234
6,760 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 6,782,376
15,660 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 14,112,166
California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A:
5,495 4.000%, 2/01/51 - AGM Insured 2/32 at 100.00 5,002,153
4,615 4.000%, 2/01/51 2/32 at 100.00 4,037,802
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
2,000 5.000%, 7/01/42 7/27 at 100.00 2,008,140
250 5.000%, 7/01/47 7/27 at 100.00 249,042
1,750 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015, 5.000%, 11/01/44
11/24 at 100.00 1,575,997
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
2,690 5.250%, 11/01/36 11/26 at 100.00 2,679,240
1,000 5.000%, 11/01/47 11/26 at 100.00 871,240
3,200 5.250%, 11/01/47 11/26 at 100.00 2,919,456
1,855 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,981,659
California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017:
500 5.000%, 10/15/37 10/26 at 100.00 504,175
13,615 5.000%, 10/15/47 10/26 at 100.00 13,192,935
1,100 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 1,105,390
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,200 5.250%, 12/01/44 12/24 at 100.00 1,190,364
4,000 5.500%, 12/01/54 12/24 at 100.00 3,993,440
14,740 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 14,420,289

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 $ 2,001,420
1,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
9/23 at 100.00 1,640,891
845 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 904,868
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
11 5.750%, 7/01/24 (c),(d) 10/23 at 100.00 10,550
64 5.750%, 7/01/30 (c),(d) 10/23 at 100.00 63,899
2 5.750%, 7/01/35 (c),(d) 10/23 at 100.00 1,582
8,895 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 7,844,323
Total Health Care 170,859,413
Housing/Multifamily - 17.5% (10.3% of Total Investments)
8,680 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 5,417,796
7,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 5,904,297
1,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 1,022,850
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 2,831,325
4,720 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 3,441,399
230 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 171,626
1,700 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 1,541,696
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 458,685
4,750 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 3,922,550
7,663 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 7,399,084
6,339 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 5,832,323
1,141 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,113,340
6,095 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 5,928,179
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
260 5.250%, 8/15/39 8/24 at 100.00 261,846
705 5.250%, 8/15/49 8/24 at 100.00 708,793
160 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.250%, 7/01/40,
144A
7/33 at 105.00 157,530
8,205 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 5,796,668

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
August 31, 2023

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 2,740 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 $ 2,021,243
1,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 1,135,023
3,980 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 2,705,087
595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 443,132
6,135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 5,011,375
7,065 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 5,186,699
8,125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 6,342,131
1,275 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 858,521
6,820 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 4,853,112
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
770 3.000%, 7/01/43, 144A 7/32 at 100.00 568,961
3,340 3.125%, 7/01/56, 144A 7/32 at 100.00 2,170,031
2,485 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 1,796,630
155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 108,604
4,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 3,026,046
1,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 952,299
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 365,368
2,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 1,952,416
1,975 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 1,388,465
7,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 4,518,792
7,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 4,748,217
3,285 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
5.000%, 4/15/38
10/23 at 100.00 3,286,347

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014:
$ 670 5.000%, 6/15/44 6/24 at 100.00 $ 671,454
185 5.000%, 6/15/49 6/24 at 100.00 185,270
Total Housing/Multifamily 106,205,210
Long-Term Care - 0.4% (0.2% of Total Investments)
1,225 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
10/23 at 100.00 1,227,781
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 1,332,461
Total Long-Term Care 2,560,242
Tax Obligation/General - 34.6% (20.4% of Total Investments)
2,210 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 2,320,235
1,600 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 8/01/33
8/26 at 100.00 1,680,688
13,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2018. Bid Group C, 5.000%, 8/01/37
8/28 at 100.00 13,995,670
California State, General Obligation Bonds, Series 2014:
8,190 5.000%, 12/01/43 12/23 at 100.00 8,216,699
5,520 California State, General Obligation Bonds, Various Purpose Series 2013,
5.000%, 11/01/43
11/23 at 100.00 5,531,592
2,460 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/39
10/24 at 100.00 2,492,349
5,390 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 5,523,025
10,995 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 11,337,604
5,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 5,279,050
2,000 California State, General Obligation Bonds, Various Purpose Series 2020,
5.000%, 11/01/36
11/30 at 100.00 2,225,580
2,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 1,975,920
2,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 2,108,400
20,750 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/43 - AGM Insured
No Opt. Call 8,098,310
4,500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2018B, 4.000%,
8/01/43
8/28 at 100.00 4,389,120
9,790 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 9,383,715
1,725 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 1,704,645
1,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 1,437,795
4,500 Mount Diablo Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2010A, 5.500%, 8/01/30 - AGM
Insured
8/25 at 100.00 4,711,230
16,744 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 14,479,374
11,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31
No Opt. Call 9,109,113

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
August 31, 2023

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,400 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 $ 3,176,178
2,670 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Capital Appreciation, Election 2010,
Refunding Series 2011A, 0.000%, 9/01/33 (e)
No Opt. Call 2,467,935
1,580 Santa Ana College Improvement District 1, Orange County, California,
General Obligation Bonds, Rancho Santiago Community College
District, Election of 2012, Series 2019C, 3.000%, 8/01/39
8/26 at 100.00 1,316,851
10,000 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/41
No Opt. Call 4,478,400
Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, Election 2008 Series
2011D:
23,280 0.000%, 8/01/47 - AGC Insured (e) 8/37 at 100.00 24,075,477
38,845 0.000%, 8/01/50 - AGM Insured (e) 8/37 at 100.00 40,187,872
15,780 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (e)
No Opt. Call 12,281,416
8,345 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (e)
No Opt. Call 6,329,599
Total Tax Obligation/General 210,313,842
Tax Obligation/Limited - 24.6% (14.5% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
10/23 at 100.00 1,002,940
3,605 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
10/23 at 100.00 3,607,848
California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004:
1,780 5.000%, 12/01/23 - AMBAC Insured 10/23 at 100.00 1,782,456
1,865 5.000%, 12/01/24 - AMBAC Insured 10/23 at 100.00 1,867,313
7,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/31
10/23 at 100.00 7,011,900
2,065 California State Public Works Board, Lease Revenue Bonds, Department of
Education, Riverside Campus Project, Series 2012H, 5.000%, 4/01/31
10/23 at 100.00 2,067,912
20,330 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 20,644,505
4,430 El Monte, California, Senior Lien Certificates of Participation, Department
of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 -
AMBAC Insured, 144A
10/23 at 100.00 4,528,257
185 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 192,200
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
7,610 5.000%, 11/15/30 11/25 at 100.00 7,677,881
4,000 5.000%, 11/15/39 11/25 at 100.00 3,912,840
1,110 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,120,700
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,006,240
15,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 15,623,550
3,220 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 3,420,928

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,855 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 $ 4,098,443
1,750 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 1,871,135
1,925 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 1,2
and 3, Refunding Series 2014A, 5.375%, 9/01/33
10/23 at 100.00 1,926,944
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,000 0.000%, 7/01/46 7/28 at 41.38 1,114,080
32,445 0.000%, 7/01/51 7/28 at 30.01 6,705,733
22,539 5.000%, 7/01/58 7/28 at 100.00 21,871,845
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
1,482 4.536%, 7/01/53 7/28 at 100.00 1,341,270
3,175 4.784%, 7/01/58 7/28 at 100.00 2,976,213
2,160 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 2,336,991
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 10/23 at 100.00 660,515
1,775 5.000%, 9/01/42 10/23 at 100.00 1,775,302
400 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/33
9/25 at 100.00 408,348
6,230 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/47
10/26 at 100.00 6,433,846
210 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 212,421
935 San Diego Redevelopment Agency, California, Subordinate Lien Tax
Increment and Parking Revenue Bonds, Centre City Project, Series
2003B, 5.250%, 9/01/26
10/23 at 100.00 936,216
380 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
10/23 at 100.00 382,759
595 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 597,481
2,700 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Series 1998D, 0.000%, 8/01/24 - NPFG Insured
No Opt. Call 2,615,895
30 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/23 at 100.00 30,068
3,600 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/33
9/25 at 103.00 3,769,812
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
2,145 6.125%, 9/01/37, 144A 9/27 at 100.00 2,256,025
990 6.250%, 9/01/47, 144A 9/27 at 100.00 1,028,907
Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A:
635 5.000%, 10/01/45 4/30 at 100.00 641,502
2,540 5.000%, 10/01/49 4/30 at 100.00 2,550,211
4,500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 4,501,755

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
August 31, 2023

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
$ 350 5.250%, 9/01/35 9/25 at 100.00 $ 357,703
790 5.250%, 9/01/45 9/25 at 100.00 796,573
Total Tax Obligation/Limited 149,665,463
Transportation - 11.5% (6.8% of Total Investments)
150 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/31
5/25 at 100.00 155,577
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 4,246,800
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
3,000 4.000%, 7/01/51 7/31 at 100.00 2,801,280
4,230 4.000%, 7/01/56 7/31 at 100.00 3,882,167
5,770 5.000%, 7/01/56 7/31 at 100.00 6,078,464
44,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47, (UB) (f)
5/27 at 100.00 46,125,683
4,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 4,648,738
2,025 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 1,880,860
Total Transportation 69,819,569
U.S. Guaranteed - 23.4% (13.8% of Total Investments) (g)
3,000 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 3,115,020
430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 446,237
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,040 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 2,170,070
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A:
18,430 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 19,240,367
7,500 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 7,829,775
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
610 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 621,566
2,250 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/36, (Pre-refunded 1/01/28) - AMBAC Insured
1/28 at 100.00 2,452,050
3,000 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 3,183,540
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club Series
2013A:
2,000 5.625%, 11/15/33, (Pre-refunded 11/15/23) 11/23 at 100.00 2,008,920
8,000 6.000%, 11/15/48, (Pre-refunded 11/15/23) 11/23 at 100.00 8,041,120
California State, General Obligation Bonds, Series 2014:
810 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 813,361
6,750 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 6,827,490

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
$ 14,885 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 $ 15,029,682
14,885 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 15,041,293
45,825 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 47,437,581
2,870 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39, (Pre-
refunded 8/01/24) - AGM Insured
8/24 at 100.00 2,917,097
5,000 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 5,084,300
Total U.S. Guaranteed 142,259,469
Utilities - 18.4% (10.9% of Total Investments)
9,940 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 9,730,067
5,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/48
4/28 at 100.00 5,257,800
3,675 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 3,686,650
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
2,490 5.000%, 11/15/35 No Opt. Call 2,590,073
1,835 5.500%, 11/15/37 No Opt. Call 1,959,487
7,960 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 8,031,879
6,015 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 6,228,111
3,575 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 3,772,662
5,190 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 5,506,694
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/46
7/31 at 100.00 3,222,870
1,205 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 1,252,079
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,240,250
8,250 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 9,168,142
9,500 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 9,679,835
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 5,311,900
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
2,000 5.000%, 6/01/34 9/23 at 100.00 2,001,460
3,500 5.000%, 6/01/35 9/23 at 100.00 3,502,380
3,500 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 3,784,550
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 1,055,500
8,660 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 8,321,394

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
August 31, 2023

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 $ 4,183,920
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2019A, 5.000%, 2/01/44
2/29 at 100.00 5,335,550
2,975 Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A, 5.000%, 7/01/37
7/24 at 100.00 3,004,006
Total Utilities 111,827,259
Total Municipal Bonds
(cost $1,006,465,949) 1,006,881,020
Total Long-Term Investments
(cost $1,006,465,949) 1,006,881,020
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.8%(2.2% of Total Investments)
X 22,800,000 MUNICIPAL BONDS - 3.8%  (2.2% of Total Investments)
X 22,800,000
Utilities - 3.8% (2.2% of Total Investments)
$ 22,800 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Variable Rate Demand Obligations Series 2001B-2,
2.250%, 7/01/34, (Mandatory Put 9/15/23) (h)
10/23 at 100.00 $ 22,800,000
Total Utilities 22,800,000
Total Municipal Bonds
(cost $22,800,000) 22,800,000
Total Short-Term Investments
(cost $22,800,000) 22,800,000
Total Investments
(cost $1,029,265,949) - 169.5% 1,029,681,020
Floating Rate Obligations - (5.5)%   (33,485,000)
MFP Shares, Net - (23.0)% (i) (140,032,372)
VRDP Shares, Net - (42.1)% (j) (255,660,415)
Other Assets & Liabilities, Net - 1.1% 7,103,540
Net Assets Applicable to Common Shares - 100% $ 607,606,773
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) MFP Shares, Net as a percentage of Total Investments is 13.6%.
(j) VRDP Shares, Net as a percentage of Total Investments is 24.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen California Municipal Value Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.2% (100.0% of Total Investments)
X 293,970,541 MUNICIPAL BONDS - 97.2%  (100.0% of Total Investments)
X 293,970,541
Consumer Staples - 0.6% (0.6% of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 63,501
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/41
10/23 at 37.23 1,738,998
Total Consumer Staples 1,802,499
Education and Civic Organizations - 2.5% (2.6% of Total Investments)
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 1,000,540
220 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 216,949
1,425 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 1,426,824
3,780 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 3,947,038
1,070 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/38
5/28 at 100.00 1,149,790
Total Education and Civic Organizations 7,741,141
Health Care - 9.7% (10.0% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
4,105 5.000%, 11/15/46 11/26 at 100.00 4,198,471
1,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/36
11/27 at 100.00 1,052,730
2,045 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 1,869,110
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
1,815 4.000%, 4/01/44 4/30 at 100.00 1,653,647
3,830 4.000%, 4/01/49 4/30 at 100.00 3,376,298
625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 631,331
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
240 5.000%, 10/01/38 10/24 at 100.00 242,184
840 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 842,780
1,600 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 1,456,496
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
2,000 4.000%, 7/01/47 7/27 at 100.00 1,684,520
120 5.000%, 7/01/47 7/27 at 100.00 119,540
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 94,853
1,090 5.000%, 11/01/47 11/26 at 100.00 949,652
400 5.250%, 11/01/47 11/26 at 100.00 364,932
520 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 555,506

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 $ 1,004,900
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 151,330
5,800 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 5,674,198
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 1,000,710
245 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 262,358
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 2,139,880
Total Health Care 29,325,426
Housing/Multifamily - 9.0% (9.2% of Total Investments)
2,175 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,357,570
2,190 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 1,708,112
1,420 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 1,119,911
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 583,288
1,115 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 920,767
2,152 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 2,078,242
1,841 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 1,694,256
324 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 316,131
1,787 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 1,738,156
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 80,568
215 5.250%, 8/15/49 8/24 at 100.00 216,157
2,320 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 1,639,034
800 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 590,144
125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 98,526
1,130 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 768,027
175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 130,333
1,465 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 1,196,685

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 2,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 1,471,951
2,310 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 1,803,117
370 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 249,139
1,925 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 1,369,830
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
220 3.000%, 7/01/43, 144A 7/32 at 100.00 162,560
950 3.125%, 7/01/56, 144A 7/32 at 100.00 617,225
405 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 292,811
880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 649,493
530 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 371,117
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 365,368
795 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 570,651
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 393,691
2,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 1,277,186
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 1,355,702
Total Housing/Multifamily 27,185,748
Long-Term Care - 0.2% (0.2% of Total Investments)
545 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
10/23 at 100.00 546,237
Total Long-Term Care 546,237
Tax Obligation/General - 19.8% (20.4% of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 3,301,360
375 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 393,705
5 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 10/23 at 100.00 5,009
3,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 3,096,180
2,240 California State, General Obligation Bonds, Various Purpose Series 2013,
5.000%, 11/01/43
11/23 at 100.00 2,244,704

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2014:
$ 5,000 5.000%, 5/01/32 5/24 at 100.00 $ 5,059,950
1,970 5.000%, 10/01/39 10/24 at 100.00 1,995,906
2,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 2,111,620
2,100 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009B, 6.000%, 5/01/34
5/24 at 100.00 2,135,385
3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 2,963,880
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 1,043,770
5,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 5,271,000
690 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 681,858
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 1,958,460
519 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 448,805
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 882,210
11,875 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (c)
9/36 at 100.00 11,265,694
19,860 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (c)
No Opt. Call 15,063,611
Total Tax Obligation/General 59,923,107
Tax Obligation/Limited - 10.3% (10.6% of Total Investments)
Bell Community Redevelopment Agency, California, Tax
Allocation Bonds, Bell Project Area, Series 2003:
665 5.500%, 10/01/23 - RAAI Insured 9/23 at 100.00 666,317
1,000 5.625%, 10/01/33 - RAAI Insured 10/23 at 100.00 1,002,940
1,000 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 1,063,420
1,500 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
10/23 at 100.00 1,502,295
1,250 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 1,267,812
55 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 57,141
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 4,166,280
2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 2,412,102
1,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 1,063,150
700 Los Angeles Unified School District, California, Certificates of Participation,
Sustainability Green Series 2023A, 5.000%, 10/01/24
No Opt. Call 712,159

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 4,953 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 $ 4,806,391
2,095 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 1,963,832
625 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 676,213
70 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 70,807
150 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 150,626
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 5,132,300
80 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/23 at 100.00 80,181
Stockton Public Financing Authority, California, Revenue
Bonds, Arch Road East Community Facility District 99-02,
Series 2018A:
1,000 5.000%, 9/01/33 9/25 at 103.00 1,047,170
765 5.000%, 9/01/43 9/25 at 103.00 772,879
195 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A
9/27 at 100.00 207,969
2,185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 2,207,374
Total Tax Obligation/Limited 31,029,358
Transportation - 17.5% (18.0% of Total Investments)
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call 222,212
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,945 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,950,602
2,580 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 2,740,837
10,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 10,602,262
2,670 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D, 5.000%,
5/15/33, (AMT)
11/28 at 100.00 2,835,540
1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 1,537,454
3,075 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,871,312
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/51, (AMT)
7/31 at 100.00 4,413,150
13,570 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 14,018,488
6,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 6,627,142
4,160 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 4,234,797

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 665 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 $ 617,665
250 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 252,950
Total Transportation 52,924,411
U.S. Guaranteed - 6.1% (6.3% of Total Investments) (d)
1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 1,679,265
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 295,762
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 845,689
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 188,508
3,130 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/33,
(Pre-refunded 10/01/26)
10/26 at 100.00 3,321,493
2,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 2,240,428
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
4,875 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 4,922,385
4,875 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 4,926,188
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 103,519
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 82,815
Total U.S. Guaranteed 18,606,052
Utilities - 21.5% (22.1% of Total Investments)
850 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 899,810
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
1,375 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 1,374,794
3,750 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 3,661,237
1,500 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 1,522,275
4,200 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 4,488,120
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 2,083,380
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 1,922,112
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/40
1/26 at 100.00 1,032,260
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 864,851

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 $ 2,555,611
1,890 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 2,077,696
7,190 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 7,676,763
4,150 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
1/32 at 100.00 4,477,145
1,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 1,608,450
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,500 5.000%, 7/01/36 7/30 at 100.00 2,807,375
6,000 5.000%, 7/01/38 7/30 at 100.00 6,667,740
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 1,500,016
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 1,188,240
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,921,800
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 6,171,627
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
2,670 5.000%, 8/01/32 8/26 at 100.00 2,819,840
3,000 5.000%, 8/01/37 8/26 at 100.00 3,137,940
2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call 2,427,480
Total Utilities 64,886,562
Total Municipal Bonds
(cost $295,082,115) 293,970,541
Total Long-Term Investments
(cost $295,082,115) 293,970,541
Other Assets & Liabilities, Net - 2.8% 8,324,763
Net Assets Applicable to Common Shares - 100% $ 302,295,304
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen California Select Tax-Free Income
Portfolio
Portfolio of Investments August 31, 2023
(Unaudited)
NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.6% (100.0% of Total Investments)
X 84,456,117 MUNICIPAL BONDS - 97.6%  (100.0% of Total Investments)
X 84,456,117
Consumer Staples - 0.2% (0.2% of Total Investments)
$ 20 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 18,143
1,265 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 125,792
Total Consumer Staples 143,935
Education and Civic Organizations - 0.5% (0.5% of Total Investments)
60 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 59,168
385 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46, 144A
7/25 at 101.00 379,660
Total Education and Civic Organizations 438,828
Health Care - 11.4% (11.7% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,590 5.000%, 11/15/46 11/26 at 100.00 2,648,974
1,000 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 937,460
1,240 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 1,133,348
1,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 881,540
1,365 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 1,342,259
115 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 116,165
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
70 5.000%, 10/01/38 10/24 at 100.00 70,637
255 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 255,844
450 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 409,639
35 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 34,866
130 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A, 5.250%, 11/01/41
11/26 at 100.00 123,309
150 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 160,242
350 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 353,104
1,365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 1,335,393
70 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 74,960
Total Health Care 9,877,740

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 8.6% (8.8% of Total Investments)
$ 615 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 $ 383,865
590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 460,177
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 630,936
200 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 145,822
612 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 590,473
521 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 479,005
89 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 87,051
514 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 500,084
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
25 5.250%, 8/15/39 8/24 at 100.00 25,177
65 5.250%, 8/15/49 8/24 at 100.00 65,350
660 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 466,277
225 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 165,978
320 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 217,494
425 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 347,161
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 411,118
650 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 507,371
540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 384,264
265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 172,173
115 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 83,144
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 184,515
50 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 35,011
100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 65,832
185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 132,793

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 160 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 $ 112,483
585 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 367,152
600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 391,068
Total Housing/Multifamily 7,411,774
Tax Obligation/General - 20.0% (20.5% of Total Investments)
620 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 650,926
1,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 1,032,060
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 1,043,770
1,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 958,530
2,790 Natomas Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2018, Series 2020A, 4.000%, 8/01/49 -
AGM Insured
8/26 at 100.00 2,645,087
7,575 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/34
No Opt. Call 4,863,604
65 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 56,209
1,000 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 1,050,250
8,075 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call 2,944,145
2,000 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (c)
8/31 at 100.00 2,062,820
Total Tax Obligation/General 17,307,401
Tax Obligation/Limited - 13.4% (13.7% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
10/23 at 100.00 1,002,940
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
10/23 at 100.00 2,003,060
15 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 15,584
1,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 1,041,570
3,000 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 3,187,200
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
10/23 at 100.00 1,003,000
1,118 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,084,907
550 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 515,565

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 $ 194,749
20 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 20,231
60 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 60,250
20 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/23 at 100.00 20,045
1,285 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28
9/25 at 103.00 1,351,782
60 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 60,614
Total Tax Obligation/Limited 11,561,497
Transportation - 11.8% (12.1% of Total Investments)
60 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call 59,257
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,000 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,002,880
800 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 816,688
1,860 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C,
4.000%, 5/15/40, (AMT)
5/32 at 100.00 1,794,435
1,525 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 1,584,200
3,250 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/39
6/31 at 100.00 3,128,352
1,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 1,019,020
90 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 83,594
750 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 758,850
Total Transportation 10,247,276
U.S. Guaranteed - 10.5% (10.8% of Total Investments) (d)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
410 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 436,142
2,500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 2,609,925
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
55 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 56,043
530 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 536,084
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,170 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 1,181,372
1,175 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 1,187,338

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
$ 1,650 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 $ 1,708,064
1,350 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,397,506
Total U.S. Guaranteed 9,112,474
Utilities - 21.2% (21.7% of Total Investments)
1,480 California Infrastructure and Economic Development Bank, Clean Water
State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%,
10/01/33
4/27 at 100.00 1,588,218
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
375 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 374,943
1,160 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 1,132,543
1,730 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 4.000%,
6/01/45
6/27 at 100.00 1,686,317
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 2,083,380
645 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 688,757
1,970 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 1,987,789
2,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 2,198,620
3,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 3,117,210
1,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 1,072,300
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 240,225
2,050 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 2,184,890
Total Utilities 18,355,192
Total Municipal Bonds
(cost $84,675,090) 84,456,117
Total Long-Term Investments
(cost $84,675,090) 84,456,117
Other Assets & Liabilities, Net - 2.4% 2,100,078
Net Assets Applicable to Common Shares - 100% $ 86,556,195
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2023 (Unaudited) NAC NKX NCA NXC
ASSETS
Long-term investments, at value
†
$ 2,970,706,430 $ 1,006,881,020 $ 293,970,541 $ 84,456,117
Short-term investments, at value
◊
– 22,800,000 – –
Cash – – 3,933,273 706,779
Receivables:
Interest 33,585,254 11,761,509 3,128,985 904,381
Investments sold 30,490,000 14,830,000 2,375,000 740,000
Deferred offering costs – – – 135,000
Other 1,157,334 399,690 65,874 35,796
Total assets 3,035,939,018 1,056,672,219 303,473,673 86,978,073
LIABILITIES
Cash overdraft 21,357,972 16,242,650 – –
Floating rate obligations – 33,485,000 – –
MFP Shares, Net
**
319,873,569 140,032,372 – –
VRDP Shares, Net
***
905,331,235 255,660,415 – –
Payables:
Dividends 5,064,081 1,886,284 918,063 265,812
Interest — 871,803 47 13
Accrued expenses:
Custodian fees 184,461 67,319 23,997 10,051
Investor relations 38,530 13,340 4,193 634
Management fees 1,431,204 513,224 124,379 19,123
Trustees fees 767,461 198,677 58,616 31,273
Professional fees 4,386 15,676 18,796 15,569
Shareholder reporting expenses 49,991 21,144 13,863 2,908
Shareholder servicing agent fees 4,020 1,126 1,402 341
Shelf offering costs – – – 71,422
Other 106,524 56,416 15,013 4,732
Total liabilities 1,254,213,434 449,065,446 1,178,369 421,878
Commitments and contingencies
(1)
Net assets applicable to common shares $ 1,781,725,584 $ 607,606,773 $ 302,295,304 $ 86,556,195
Common shares outstanding 144,735,058 47,520,333 33,108,196 6,362,276
Net asset value ("NAV") per common share outstanding $ 12 .31 $ 12 .79 $ 9 .13 $ 13 .60
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 1,447,351 $ 475,203 $ 331,082 $ 63,623
Paid-in capital 1,964,735,168 635,806,480 312,875,798 88,550,088
Total distributable earnings (loss) (184,456,935) (28,674,910) (10,911,576) (2,057,516)
Net assets applicable to common shares $ 1,781,725,584 $ 607,606,773 $ 302,295,304 $ 86,556,195
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited — —
†
Long-term investments, cost $ 3,011,305,404 $ 1,006,465,949 $ 295,082,115 $ 84,675,090
◊
Short-term investments, cost $ — $ 22,800,000 $ — $ —
**
MFP  Shares, liquidation preference 320,000,000 140,400,000 — —
***
    VRDP Shares, liquidation preference 907,800,000 256,700,000 — —
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited) NAC NKX NCA NXC
INVESTMENT INCOME
Interest $ 67,677,740 $ 23,280,783 $ 6,580,016 $ 1,847,913
Total investment income 67,677,740 23,280,783 6,580,016 1,847,913
EXPENSES
– – – –
Management fees 8,590,311 3,075,992 748,281 114,598
Shareholder servicing agent fees 12,314 3,519 4,330 1,013
Interest expense and amortization of offering costs 24,509,624 7,611,375 412 116
Trustees fees 57,403 19,145 5,770 1,652
Custodian expenses 106,363 40,480 15,099 6,648
Investor relations expenses 68,703 23,174 7,328 1,890
Liquidity fees 1,938,554 999,670 — —
Professional fees 120,820 58,738 31,351 20,941
Remarketing fees 254,483 335,689 — —
Shareholder reporting expenses 36,816 18,631 13,031 5,218
Stock exchange listing fees 22,166 7,276 2,234 3,734
Other 74,307 46,650 4,665 5,182
Total expenses 35,791,864 12,240,339 832,501 160,992
Net investment income (loss) 31,885,876 11,040,444 5,747,515 1,686,921
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (6,442,045) (2,334,795) (1,349,187) (287,945)
Net realized gain (loss) (6,442,045) (2,334,795) (1,349,187) (287,945)
Change in unrealized appreciation (depreciation) on:
Investments (24,207,112) (6,494,151) (1,485,012) (412,454)
Change in net unrealized appreciation (depreciation) (24,207,112) (6,494,151) (1,485,012) (412,454)
Net realized and unrealized gain (loss) (30,649,157) (8,828,946) (2,834,199) (700,399)
Net increase (decrease) in net assets applicable to common shares from operations $ 1,236,719 $ 2,211,498 $ 2,913,316 $ 986,522

Statement of Changes in Net Assets
See Notes to Financial Statements

NAC NKX
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 31,885,876 $ 79,191,067 $ 11,040,444 $ 26,790,986
Net realized gain (loss) (6,442,045) (112,184,494) (2,334,795) (25,699,597)
Net change in unrealized appreciation (depreciation) (24,207,112) (253,974,571) (6,494,151) (98,059,693)
Net increase (decrease) in net assets applicable to common shares from operations 1,236,719 (286,967,998) 2,211,498 (96,968,304)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (31,262,772) (82,354,248) (11,832,564) (28,797,322)
Total distributions (31,262,772) (82,354,248) (11,832,564) (28,797,322)
Net increase (decrease) in net assets applicable to common shares (30,026,053) (369,322,246) (9,621,066) (125,765,626)
Net assets applicable to common shares at the beginning of the period 1,811,751,637 2,181,073,883 617,227,839 742,993,465
Net assets applicable to common shares at the end of the
period $ 1,781,725,584 $ 1,811,751,637 $ 607,606,773 $ 617,227,839

See Notes to Financial Statements

NCA NXC
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 5,747,515 $ 10,979,386 $ 1,686,921 $ 3,228,096
Net realized gain (loss) (1,349,187) (7,463,877) (287,945) (1,704,954)
Net change in unrealized appreciation (depreciation) (1,485,012) (29,648,083) (412,454) (7,514,728)
Net increase (decrease) in net assets applicable to common shares from operations 2,913,316 (26,132,574) 986,522 (5,991,586)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (5,760,826) (10,528,407) (1,660,554) (3,149,970)
Total distributions (5,760,826) (10,528,407) (1,660,554) (3,149,970)
CAPITAL SHARE TRANSACTIONS
Common shares:
Reinvestments of distributions — — 6,412 12,887
Net increase (decrease) applicable to common shares from capital share transactions — — 6,412 12,887
Net increase (decrease) in net assets applicable to common shares (2,847,510) (36,660,981) (667,620) (9,128,669)
Net assets applicable to common shares at the beginning of the period 305,142,814 341,803,795 87,223,815 96,352,484
Net assets applicable to common shares at the end of the
period $ 302,295,304 $ 305,142,814 $ 86,556,195 $ 87,223,815

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited)
NAC NKX
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 1,236,719 $ 2,211,498
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (216,827,890) (66,877,398)
Proceeds from sale and maturities of investments 227,555,169 87,650,792
Proceeds from (Purchase of) short-term investments, net — (22,800,000)
Amortization (Accretion) of premiums and discounts, net 1,024,968 (893,279)
Amortization of deferred offering costs 84,701 36,117
(Increase) Decrease in:
Receivable for interest (221,485) 83,071
Receivable for investments sold (30,470,000) (10,683,800)
Other assets (59,563) 8,035
Increase (Decrease) in:
Payable for interest (2,791) 310,071
Accrued custodian fees (63,750) (21,808)
Accrued investor relations fees (12,787) (4,242)
Accrued management fees 109,077 39,324
Accrued Trustees fees 42,468 11,534
Accrued professional fees (43,564) (18,765)
Accrued shareholder reporting expenses 5,256 3,635
Accrued shareholder servicing agent fees (180) (80)
Accrued other expenses 62,512 32,258
Net realized (gain) loss from investments 6,442,045 2,334,795
Net realized (gain) loss from paydowns 24,372 14,011
Net change in unrealized (appreciation) depreciation of investments 24,207,112 6,494,151
Net cash provided by (used in) operating activities 13,092,389 (2,070,080)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 76,792,583 914,725
(Repayments) of borrowings (76,792,583) (914,725)
Increase (Decrease) in:
Cash overdraft 18,156,542 13,894,008
Cash distributions paid to common shareholders (31,248,931) (11,823,928)
Net cash provided by (used in) financing activities (13,092,389) 2,070,080
Net increase (decrease) in Cash – –
Cash at the beginning of period — —
Cash at the end of period $ — $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAC NKX
Cash paid for interest
$ 24,425,192 $ 7,264,322

Financial Highlights

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NAC
8/31/23(c)
2.88%(d )
2/28/23
1.73
2/28/22
0.55
2/28/21
0.74
2/29/20
1.33
2/28/19
1.45
NKX
8/31/23(c)
2.86 (d )
2/28/23
1.76
2/28/22
0.49
2/28/21
0.74
2/29/20
1.28
2/28/19
1.45
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAC
8/31/23(c) $ 12.52 $ 0.22 $ (0.21) $ 0.01 $ (0.22) $ — $ (0.22) $ — $ 12.31 $ 10.40
2/28/23 15.07 0.55 (2.53) (1.98) (0.57) — (0.57) — 12.52 10.87
2/28/22 15.91 0.66 (0.85) (0.19) (0.65) — (0.65) — 15.07 13.71
2/28/21 16.71 0.64 (0.80) (0.16) (0.64) — (0.64) — 15.91 14.57
2/29/20 14.95 0.65 1.76 2.41 (0.65) — (0.65) — 16.71 15.09
2/28/19 15.17 0.67 (0.22) 0.45 (0.68) — (0.68) 0.01 14.95 13.30
NKX
8/31/23(c) 12.99 0.23 (0.18) 0.05 (0.25) — (0.25) — 12.79 11.06
2/28/23 15.64 0.56 (2.60) (2.04) (0.61) — (0.61) — 12.99 11.72
2/28/22 16.48 0.68 (0.85) (0.17) (0.67) — (0.67) — 15.64 14.15
2/28/21 17.27 0.66 (0.80) (0.14) (0.65) — (0.65) — 16.48 15.13
2/29/20 15.17 0.63 2.09 2.72 (0.62) — (0.62) — 17.27 15.53
2/28/19 15.26 0.66 (0.11) 0.55 (0.65) — (0.65) 0.01 15.17 13.50
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
0.02% (2.39) % $ 1,781,726 3.88% (d) 3.48% (d) 7%
(13.20) (16.78) 1,811,752 2.72 4.19 69
(1.33) (1.81) 2,181,074 1.46 4.14 12
(0.90) 0.88 2,302,711 1.67 4.00 17
16.37 18.54 2,418,423 2.26 4.11 11
3.01 3.79 2,163,282 2.42 4.48 30
0.35 (3.54) 607,607 3.90 (d) 3.54 (d) 6
(13.14) (13.15) 617,228 2.82 4.15 58
(1.19) (2.44) 742,993 1.51 4.10 9
(0.77) 1.67 783,202 1.72 4.03 8
18.23 19.88 820,662 2.27 3.91 11
3.73 1.45 720,786 2.50 4.34 28
(c) Unaudited.
(d) Annualized.

Financial Highlights
(continued)
Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NCA
8/31/23(c)
— %(d)
2/28/23
—
2/28/22
—
2/28/21
—
2/29/20
—
2/28/19
—
NXC
8/31/23(c)
— (d)
2/28/23
—
2/28/22(f)
— (d)
3/31/21
—
3/31/20
—
3/31/19
—
3/31/18
—
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NCA
8/31/23(c) $ 9.22 $ 0.17 $ (0.09) $ 0.08 $ (0.17) $ — $ (0.17) $ — $ — $ 9.13 $ 8.81
2/28/23 10.32 0.33 (1.11) (0.78) (0.32) — (0.32) — — 9.22 8.72
2/28/22 10.66 0.31 (0.35) (0.04) (0.30) — (0.30) — — 10.32 9.53
2/28/21 11.05 0.32 (0.39) (0.07) (0.32) — (0.32) — — 10.66 10.21
2/29/20 10.13 0.34 0.92 1.26 (0.34) — (0.34) — — 11.05 10.45
2/28/19 10.19 0.34 (0.06) 0.28 (0.34) — (0.34) —(e) — 10.13 9.42
NXC
8/31/23(c) 13.71 0.27 (0.12) 0.15 (0.26) — (0.26) — — 13.60 12.85
2/28/23 15.15 0.51 (1.46) (0.95) (0.49) —(e) (0.49) — — 13.71 13.89
2/28/22(f) 15.83 0.45 (0.65) (0.20) (0.44) (0.04) (0.48) — — 15.15 14.81
3/31/21 15.43 0.51 0.41 0.92 (0.52) — (0.52) — — 15.83 16.29
3/31/20 15.21 0.53 0.21 0.74 (0.52) — (0.52) — — 15.43 14.50
3/31/19 15.02 0.50 0.19 0.69 (0.52) — (0.52) 0.02 — 15.21 14.12
3/31/18 15.00 0.57 0.09 0.66 (0.58) (0.06) (0.64) — —(e) 15.02 13.90
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
0.90% 3.05% $ 302,295 0.53% (d) 3.72% (d) 5%
(7.58) (5.13) 305,143 0.53 3.52 58
(0.43) (3.89) 341,804 0.56 2.85 6
(0.62) 0.73 299,625 0.60 2.94 9
12.63 14.67 310,278 0.52 3.22 8
2.82 2.31 284,624 0.62 3.38 38
1.09 (5.64) 86,556 0.35 (d) 3.82 (d) 3
(6.23) (2.77) 87,224 0.36 3.63 43
(1.34) (6.27) 96,352 0.35 (d) 3.14 (d) 9
(6.05) 16.13 100,600 0.35 3.26 5
4.86 6.26 98,013 0.36 3.41 10
4.82 5.44 96,573 0.55 3.38 23
4.37 (2.23) 95,357 0.37 3.73 20
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.
(f) For the eleven months ended February 28, 2022

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(c)
NAC
8/31/23(d) $ 320,000 $ 245,115 $ 907,800 $ 245,115 $ 2.45
2/28/23 320,000 247,561 907,800 247,561 2.48
2/28/22 320,000 270,716 957,600 270,716 2.71
2/28/21 320,000 280,237 957,600 280,237 2.80
2/29/20 320,000 289,294 957,600 289,294 2.89
2/28/19 320,000 269,324 957,600 269,324 2.69
NKX
8/31/23(d) 140,400 253,011 256,700 253,011 2.53
2/28/23 140,400 255,434 256,700 255,434 2.55
2/28/22 140,400 271,751 292,200 271,751 2.72
2/28/21 140,400 281,045 292,200 281,045 2.81
2/29/20 140,400 289,705 292,200 289,705 2.90
2/28/19 140,400 266,617 292,200 266,617 2.67
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Includes all preferred shares presented for the Fund.
(d) Unaudited.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information
: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen California Quality Municipal Income Fund (NAC)
Nuveen California AMT-Free Quality Municipal Income Fund (NKX)
Nuveen California Municipal Value Fund (NCA)
Nuveen California Select Tax-Free Income Portfolio (NXC)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAC, NKX and NXC were organized as Massachusetts business trusts on December 1, 1998, July 29, 2002, and March 30,
1992, respectively. NCA was organized as a Massachusetts business trust on March 8, 2021 (previously organized as a Minnesota trust on July 15,
1987).
Current Fiscal Period:
The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds' Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On
January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New
York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the
1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On
February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18( i ) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated
and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund
Gross
Custodian Fee
Credits
NAC
$ —
NKX
—
NCA
—
NXC
—

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described later in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described later in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
NAC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,970,114,307 $ 592,123* $ 2,970,706,430
Total $ – $ 2,970,114,307 $ 592,123 $ 2,970,706,430
NKX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,006,804,989 $ 76,031* $ 1,006,881,020
Short-Term Investments:
Municipal Bonds – 22,800,000 – 22,800,000
Total $ – $ 1,029,604,989 $ 76,031 $ 1,029,681,020
NCA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 293,970,541 $ – $ 293,970,541
Total $ – $ 293,970,541 $ – $ 293,970,541
NXC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 84,456,117 $ – $ 84,456,117
Total $ – $ 84,456,117 $ – $ 84,456,117
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAC
$ — $ — $ —
NKX
33,485,000 — 33,485,000
NCA
— — —
NXC
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAC
$ — — %
NKX
33,485,000 3.79
NCA
— —
NXC
— —

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAC
$ — $ — $ —
NKX
33,485,000 — 33,485,000
NCA
— — —
NXC
— — —
Fund
Purchases
Sales and
Maturities
NAC
$ 216,827,890 $ 227,555,169
NKX
66,877,398 87,650,792
NCA
15,777,625 20,330,185
NXC
2,631,382 3,185,422

Notes to Financial Statements
(Unaudited) (continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
NKX and NXC have filed a registration statement with the SEC authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the
Funds’ current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
MuniFund Preferred Shares
: NAC and NKX have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
NKX NXC
Six Months
Ended
8/31/23
Year Ended
2/28/23
Six Months
Ended
8/31/23*
Year Ended
2/28/23
Additional authorized common shares
-
- 1,300,000 -
Common shares sold
-
- - -
Offering proceeds, net of offering costs
-
- - -
* Represents additional authorized shares for the period August 4, 2023 through August 31, 2023.
NXC
Six Months
Ended
8/31/23
Year Ended
2/28/23
Common Shares:
Issued to shareholders due to reinvestment of distributions 468 925
Total 468 925

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”)
Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
Term
Redemption Date Mode
Mode
Termination Date
NAC A 3,200 $320,000,000 $319,873,569 January 3, 2028 VRM January 3, 2028*
NKX A 1,404 $140,400,000 $140,032,372 October 1, 2047 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAC
$ 320,000,000 4.44%
NKX
140,400,000 3.73

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, NAC and NKX had $905,331,235 and $255,660,415 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NAC’s Series 2, Series 5 and Series 8 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on February 6, 2024, September 2, 2026 and November 6, 2026, for the Fund’s Series 2, 5 and 8 VRDP Shares, respectively. The special rate period for NAC’s Series 8 VRDP Shares is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional
VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following table.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NAC 1 1,362 0.10% $136,200,000 June 1, 2041
2 910 N/A** $91,000,000 December 1, 2040
4 1,056 0.10% $105,600,000 December 1, 2042
5 1,589 N/A** $158,900,000 August 1, 2040
6 1,581 0.10% $158,100,000 August 1, 2040
7 980 0.10% $98,000,000 August 3, 2043
8 1,600 N/A** $160,000,000 November 6, 2026
NKX 3 427 0.05% $42,700,000 March 1, 2040
4 1,090 0.10% $109,000,000 December 1, 2040
6 1,050 0.10% $105,000,000 June 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAC
$ 907,800,000 3.73%
NKX
256,700,000 3.32

Transactions in VRDP Shares for the Funds, where applicable, was as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NKX the alternative minimum tax applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The
Sub-Adviser is compensated for their services to the Funds from the management fees paid to the Adviser.
Year Ended February 28, 2023
NAC Series Shares Amount
VRDP Shares redeemed 3 (498) $(49,800,000)
NKX Series Shares Amount
VRDP Shares redeemed 2 (355) $(35,500,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAC
$ 3,011,996,938 $ 72,914,639 $ (114,205,147) $ (41,290,508)
NKX
995,608,455 36,798,519 (36,210,958) 587,561
NCA
294,616,566 10,483,076 (11,129,101) (646,025)
NXC
84,645,515 2,713,353 (2,902,751) (189,398)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAC
$ 1,638,260 $ 24,751 $ — $ (17,376,926) $ (133,506,505) $ — $ (5,210,462) $ (154,430,882)
NKX
2,654,741 2,681 — 6,992,648 (26,731,820) — (1,972,094) (19,053,844)
NCA
1,507,802 — — 794,877 (9,406,607) — (960,138) (8,064,066)
NXC
383,664 — — 216,926 (1,707,335) — (276,739) (1,383,484)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2023 and paid on March 1, 2023.
Fund
Short-Term Long-Term Total
NAC
$ 83,940,978 $ 49,565,527 $ 133,506,505
NKX
12,077,281 14,654,539 26,731,820
NCA
3,960,863 5,445,744 9,406,607
NXC
435,076 1,272,259 1,707,335

Notes to Financial Statements
(Unaudited) (continued)
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser, and for NCA a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
NCA pays an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.
The annual fund-level fee, payable monthly, for NAC and NKX is calculated according to the following schedules:
The annual fund-level fee, payable monthly, for NXC is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets (net assets for NCA and NXC):
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
August 31, 2023, the complex-level fee for each Fund was as follows:
Average Daily Managed Assets* NAC NKX
For the first $125 million 0.4500% 0.4500%
For the next $125 million 0.4375 0.4375
For the next $250 million 0.4250 0.4250
For the next $500 million 0.4125 0.4125
For the next $1 billion 0.4000 0.4000
For the next $3 billion 0.3750 0.3750
For managed assets over $5 billion 0.3675 0.3675
Average Daily Net Assets*
NXC
Fund-Level Fee Rate
For the first $125 million 0.1000%
For the next $125 million 0.0875
For the next $250 million 0.0750
For the next $500 million 0.0625
For the next $1 billion 0.0500
For the next $3 billion 0.0250
For managed assets over $5 billion 0.0125
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAC
0.1600%
NKX
0.1600%

Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-
day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
Fund
Complex-Level Fee
NCA
0.1600%
NXC
0.1600%
Fund
Purchases Sales
Realized
Gain (Loss)
NAC
$ 10,033,799 $ 6,181,098 $ (176,387)
NKX
3,279,501 254,855 (8,360)
NCA
121,577 122,330 (4,012)
NXC
159,835 35,680 (1,170)
Fund
Maximum
Outstanding
Balance
NAC
$ 28,400,000
NKX
914,725
NCA
—
NXC
—

Notes to Financial Statements
(Unaudited) (continued)
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAC
53 $ 21,510,901 6.22%
NKX
3 914,725 6.03
NCA
— — —
NXC
— — —

Risk Considerations
(Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen California Quality Municipal Income Fund (NAC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAC.
Nuveen California AMT-Free Quality Municipal Income Fund (NKX)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NKX.
Nuveen California Municipal Value Fund (NCA)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at
www.nuveen.com/NCA.
Nuveen California Select Tax-Free Income Portfolio (NXC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at
www.nuveen.com/NXC.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAC NKX NCA NXC
Common shares repurchased 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-
Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all
Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California Quality Municipal Income Fund (the “California Quality Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, the
Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023, but ranked in the third quartile for the one-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen California AMT-Free Quality Municipal Income Fund (the “California AMT-Free Quality Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31,
2023. The Fund, however, ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and second quartile for the five-year period ended December 31, 2022. Further, although the Fund ranked in the fourth quartile of its Performance
Peer Group for the three-year period ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and second quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen California Municipal Value Fund (the “California Municipal Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for such periods. The Fund’s performance was also below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, but the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2023 and ranked in the second quartile for the three-year period ended March 31, 2023. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen California Select Tax-Free Income Portfolio (the “California Select Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2023, the Fund outperformed its benchmark for the five-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023. In its review, the
Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California AMT-Free Quality Fund had an actual management fee that was below the peer average and a net total expense ratio that was in line with the peer average; and (b) the California Quality Fund, California Municipal
Value Fund and California Select Fund each had an actual management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0823P 3131590-INV-B-10/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: November 3, 2023